Consolidated Statements of Stockholders' Equity - USD ($)	Total	Capital Stock [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss)/Income [Member]
Beginning balance at Dec. 31, 2022	$ 517,925,351	$ 435,274	$ (25,373,380)	$ 443,620,122	$ 94,056,852	$ 5,186,483
Balance (in shares) at Dec. 31, 2022		43,527,428	(5,325,247)
Issuance of restricted shares and stock based compensation	2,589,406	$ 15,660		2,573,746
Issuance of restricted shares and stock based compensation (in shares)		1,566,000
Exercise of stock options	747,500	$ 2,500		745,000
Exercise of stock options (in shares)		250,000
Stock repurchase	$ (19,080,456)		$ (19,080,456)
Stock repurchase (in shares)	(3,875,855)		(3,875,855)
Comprehensive income for the year	$ 47,482,160				51,936,829	(4,454,669)
Ending balance at Dec. 31, 2023	549,663,961	$ 453,434	$ (44,453,836)	446,938,868	145,993,681	731,814
Ending Balance, (in shares) at Dec. 31, 2023		45,343,428	(9,201,102)
Issuance of restricted shares and stock based compensation	7,326,808	$ 8,253		7,318,555
Issuance of restricted shares and stock based compensation (in shares)		825,247
Exercise of stock options	356,250	$ 1,250		355,000
Exercise of stock options (in shares)		125,000
Stock repurchase	(338,176)		$ (338,176)
Stock repurchase (in shares)			(51,200)
Cancellation of treasury stock		$ (92,523)	$ 44,792,012	(44,699,489)
Cancellation of treasury stock , (in shares)		(9,252,302)	9,252,302
Comprehensive income for the year	69,517,971				69,862,177	(344,206)
Ending balance at Dec. 31, 2024	626,526,814	$ 370,414	$ 0	409,912,934	215,855,858	387,608
Ending Balance, (in shares) at Dec. 31, 2024		37,041,373	0
Issuance of restricted shares and stock based compensation	4,991,137	$ 3,513		4,987,624
Issuance of restricted shares and stock based compensation (in shares)		351,300
Exercise of stock options	356,250	$ 1,250		355,000
Exercise of stock options (in shares)		125,000
Stock repurchase	(1,784,712)		$ (1,784,712)
Stock repurchase (in shares)			(326,987)
Cancellation of treasury stock		$ (3,270)	$ 1,784,712	(1,781,442)
Cancellation of treasury stock , (in shares)		(326,987)	326,987
Reversal of stock-based compensation for forfeited awards	(23,887)	$ (50)		(23,837)
Reversal of stock-based compensation for forfeited awards (in shares)		(5,000)
Comprehensive income for the year	60,261,008				60,648,616	(387,608)
Ending balance at Dec. 31, 2025	$ 690,326,610	$ 371,857	$ 0	$ 413,450,279	$ 276,504,474	$ 0
Ending Balance, (in shares) at Dec. 31, 2025		37,185,686	0